Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,238,500,000.00
Previously Paid Amount	15,310.00
Total Fee Amount	172,536.85
Total Offset Amount	0.00
Net Fee	$ 157,226.85